Warrants (Details - Warrants issued with financing)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Pre Funded Warrants 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	1,846
Exercise price | $ / shares	$ 2.00
Expiry date	Unlimited
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	2,051
Exercise price | $ / shares	$ 4,440.00
Expiry date	February 2027
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	1,801
Exercise price | $ / shares	$ 4,440.00
Expiry date	March 2027
April Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	4,862
Exercise price | $ / shares	$ 7,520.00
Expiry date	April 2027
May Pre Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	1,751
Exercise price | $ / shares	$ 2.00
Expiry date	Unlimited
May Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	5,952
Exercise price | $ / shares	$ 1,180.00
Expiry date	November 2028
Pre Funded Warrants 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	22,500
Exercise price | $ / shares	$ 2.00
Expiry date	Unlimited
Series A Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	3,986	[1]
Exercise price | $ / shares	$ 4,200.00	[1]
Expiry date	August 2026
Series B Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	7,973	[1]
Exercise price | $ / shares	$ 4,760.00	[1]
Expiry date	February 2029

[1]	Subject to adjustments per the Series A and Series B Warrant Agreements.